Segment Information - Revenue per country - Drilling Segment (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total leasing and service revenues	$ 0	$ 725,805	$ 1,817,077
Congo
Total leasing and service revenues	0	31,807	0
Norway
Total leasing and service revenues	0	101,584	220,044
Brazil
Total leasing and service revenues	0	253,283	581,635
Ivory Coast
Total leasing and service revenues	0	12,065	97,232
Angola
Total leasing and service revenues	0	275,410	807,742
Falkland
Total leasing and service revenues	0	51,656	0
Gabon/ West Africa
Total leasing and service revenues	$ 0	$ 0	$ 110,424